Document And Entity Information Document	Feb. 21, 2021
Entity Information [Line Items]
Entity Registrant Name	TEXAS CAPITAL BANCSHARES INC/TX
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Written Communications	false
Document Type	8-K
Document Period End Date	Feb. 21, 2021
Entity Address, Address Line One	2000 McKinney Avenue
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	932-6600
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity File Number	001-34657
Entity Tax Identification Number	75-2679109
Entity Central Index Key	0001077428
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TCBI
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	6.50% Non-Cumulative Perpetual Preferred Stock Series A, par value $0.01 per share
Trading Symbol	TCBIP
Security Exchange Name	NASDAQ